Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Taxes	The components of loss before income taxes, by geography, consists of the following:
	Fiscal Years Ended March 31,
	2026	2025	2024
Japan	¥(1,489,414)	¥(534,685)	¥(661,966)

Schedule of Reconciliation of Income Tax Expense

A reconciliation of income tax expense to the amount of income tax expense (benefit) at the statutory rate in Japan for the fiscal years ended March 31, 2026, 2025 and 2024 is as follows:

	Fiscal Years Ended March 31,
	2026	2025	2024
Income tax benefit at the statutory rate	¥(469,463)	¥(163,721)	¥(202,694)
Increase (reduction) in taxes resulting from:
Change in valuation allowance	186,057	193,402	175,731
Permanent difference	(36,189)	(19,400)	(6,741)
Unrecognizable loss carryforwards	—	—	13,083
Non-deductible expenses	318,667	6,937	4,548
Rate difference	—	(16,310)	17,892
Inhabitant and business tax	—	(909)	(1,818)
Other	928	1	(1)
Income tax expense	¥—	¥—	¥—

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	March 31,
	2026	2025
Deferred tax assets:
Deferred revenue	¥297,769	¥245,701
Net operating loss carryforwards	386,090	212,825
Accrued expenses and reserves	92,455	122,403
Operating lease liabilities	2,466	278
Other	—	909
Total deferred tax assets	778,780	582,116
Deferred tax liabilities:
Depreciation and amortization	¥18,144	¥9,725
Operating lease ROU assets	2,468	280
Total deferred tax liabilities	20,612	10,005
Less: Valuation allowance	(758,168)	(572,111)
Net deferred tax assets/(liabilities)	¥—	¥—

Schedule of Valuation Allowance for Net Deferred Tax Assets

The net changes in the total valuation allowance for net deferred tax assets for the fiscal years ended March 31, 2026 and 2025 consist of the following:

	Fiscal Years Ended March 31,
	2026	2025
Valuation allowance at beginning of year	¥572,111	¥378,709
Additions (deductions)	186,057	193,402
Valuation allowance at end of year	¥758,168	¥572,111